Equity Method Investments - Summary of Equity Method Investments Reported in Consolidated Statement of Financial Position (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Total equity method investments	$ 2,207	$ 167
Refinitiv [member]
Disclosure of associates [line items]
Total equity method investments	2,052
Other equity method investments [member]
Disclosure of associates [line items]
Total equity method investments	$ 155	$ 167